THE RAM FUNDS

March 18, 2008
                                                        FILED VIA EDGAR
                                                        ---------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   The RAM Funds (the "Trust")
            File Nos. 811-22162 and 333-148517

Ladies and Gentlemen:

      We are electronically filing via EDGAR pursuant to Rule 472 under the Securities Act of 1933, Pre-Effective Amendment No. 1 to the Trust's registration statement on Form N-1A. In a letter dated February 7, 2008, Ms. Patricia P. Williams of the Commission's staff provided us with comments on the Trust's registration statement on Form N-1A for two series, the RAM Capital Appreciation Fund and the RAM Enhanced Income Fund (each a "Fund" or collectively the "Funds"). The following are the comments provided and the Trust's response to each:

                                   PROSPECTUS
                                   ----------

RAM Capital Appreciation Fund
-----------------------------

      1. Disclosure in the third paragraph of page 2 of the Prospectus describes the Fund's intent to generate "income" by writing (selling) put options on individual securities. As the premium earned from a put option is a short-term capital gain rather than income, please revise the disclosure accordingly.

RESPONSE: The second sentence in the third paragraph under "Principal Investment Strategies" on page 2 of the Prospectus has been deleted and replaced with:

"When the Adviser expects that the price of individual portfolio securities held by the Fund will rise, put options may be written on such securities."

In addition, the term "current yield" has been replaced with "cash flow" in the first sentence of this paragraph.

RAM Enhanced Income Fund
------------------------

      2. RAM Enhanced Income Fund - Disclosure in the second paragraph under "Principal Investment Strategies" on page 2 states that the Fund may invest in large-cap companies. Please provide the capitalization range of large-cap companies.

RESPONSE: The second paragraph under "Principal Investment Strategies" on page 2 has been revised to define large-cap companies as those companies with market capitalizations of $7 billion or more.

What are the Principal Risks of Investing in the Funds?
-------------------------------------------------------

      3.    Because  the  Funds  have  significantly  different  objectives  and
principal  investment  strategies,   please  provide  separate,   Fund-specific,
discussions of principal risks.

RESPONSE: The "Principal Risks" section of the prospectus has been revised in order to list the principal risks separately for each Fund.

Stock Market Risk
-----------------

      4. The last sentence of the first paragraph of "Stock Market Risks" states that loss of money could be a risk of investing in the stock market. Since the loss of money is a risk of investing in the Funds in general rather than just the stock market, please disclose this risk as a stand-alone statement.

RESPONSE: The last sentence of the first paragraph has been moved to the "Other Risks" paragraph included within the "Principal Risks" section. In addition, the "Other Risks" paragraph has been renamed "Other Principal Risks" to reflect that they are principal risks of investing in the Funds.

Other Risks
-----------

      5. Disclosure in the third bullet point states that the Board has reserved the right to change investment objectives without shareholder approval and that shareholders will be notified in advance of such a change. Since this is not a risk of investing in the Funds, please move the disclosure to a more appropriate location in the prospectus, such as the discussion of the Funds' Investment Objectives.

RESPONSE: This disclosure has been moved to the "What are the Funds' Investment Objectives" section of the prospectus.

Fees and Expenses
-----------------

      6. Disclosure in the prospectus states that the Funds may invest in the shares of other investment companies. Please add a caption titled, "Acquired Fund Fees and Expenses" to the Annual Fund Operating Expense portion of the fee table directly above the caption titled "Total Annual Fund Operating Expenses." Disclose for the new caption an estimate of the fees and expenses that the Funds expect to incur indirectly through their investment in other investment companies. Also, add a footnote to the table disclosing that the investment company fees and expenses are based on estimated amounts for the current fiscal year.

RESPONSE: The "Acquired Fund Fees and Expenses" captions and accompanying footnotes have been added to the Annual Fund Operating Expense portion of the fee table for both Funds.

How the Funds Value Their Shares
---------------------------------

      7. Although disclosure in this section states that a definition of the term "proper form" may be found elsewhere in this prospectus, it is never defined in the prospectus. Please provide a clear definition of the term.

RESPONSE: The second paragraph under "How the Funds Value Their Shares" has been revised as follows:

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form by the Fund. See "How to Buy Shares" and "How To Redeem Shares" for a description of "proper form" for purchase and redemption orders, respectively.

In addition, language has been added to the sections "Opening an Account," "Subsequent Investments," "Exchange Privilege" and "How to Redeem Shares" to indicate that a description of proper form is provided therein.

Exchange Privilege
------------------

      8. The final sentence on page 14 states that an exchange will be effected at the net asset value next calculated after "acceptance" by the Transfer Agent. Please revise the disclosure to clarify that the exchange will be effected when it is received by the Transfer Agent.

RESPONSE:  The final sentence on page 12 has been revised as follows:

An exchange will be effected at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent.

Frequent Trading Policies
-------------------------

      9. Disclosure in the first paragraph of this section states that the Funds use a subjective approach which could lead to inconsistent application of frequent trading policies. Also, disclosure later in this section states that the Board of Trustees reserves the right to reject any purchase order for "any reason or no reason." Please revise the language in this section to state with specificity the circumstances under which any policy, procedure or restriction will or will not be imposed.

RESPONSE:

The first two paragraphs of the "Frequent Trading Policies" section have been revised as follows:

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund's shares. When monitoring shareholder purchases and redemptions, a Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The use of a subjective approach in itself could lead to inconsistent application of the Fund's frequent trading policies.

In its efforts to curb frequent trading in the Funds, the Funds' Board of Trustees has taken the following actions:

      1) Reserving the right of a Fund to reject any purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries; and

      2) Imposing a 2% redemption fee on redemptions that occur within 90 days of the share purchase. The redemption fee is imposed by the Funds to defray the expenses associated with the redemption.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

Trustee Compensation
--------------------

      10.   Please provide a Compensation  Table that meets the  requirements of
Item 12 (c) of Form N-1A. If the Trust has not completed its first full fiscal year since its organization, provide the information for the current fiscal year, estimating future payments that would be made under an existing agreement or understanding. Disclose in a footnote to the Compensation Table the period for which the information is given.

RESPONSE: The Trustee Compensation Table has been revised to provide estimated compensation payable to the Trustees for the current fiscal year with a footnote disclosing the period for which the information is given.

                                GENERAL COMMENTS

      11. Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

RESPONSE: We have not submitted and do not currently expect to submit an exemptive application or no-action request in connection with the Trust's registration statement.

                 *          *          *          *          *

      We acknowledge that:

      o the Trust is responsible for the adequacy and accuracy of the disclosure in Trust filings;

      o staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to such filings; and

      o the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      Thank  you  for  your  comments.   Please   contact  the   undersigned  at
513-587-3418 if you have any questions.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary